Intangible Assets - Components (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	May 31, 2017
Components of identified intangible assets
Cost	$ 34,040	$ 34,040
Accumulated Amortization	(18,971)	(15,574)
Net	15,069	18,466
Acquired products
Intangible Assets
Estimated acquisition-date fair values of the intangible assets related to acquired products and customer relationships			$ 29,300
Components of identified intangible assets
Cost	29,317	29,317
Accumulated Amortization	(16,334)	(13,409)
Net	12,983	15,908
Customer relationships
Intangible Assets
Estimated acquisition-date fair values of the intangible assets related to acquired products and customer relationships			$ 4,700
Components of identified intangible assets
Cost	4,723	4,723
Accumulated Amortization	(2,637)	(2,165)
Net	$ 2,086	$ 2,558